CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Accounts receivable, allowances	$ 1,248	$ 936	$ 768
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	4,000	4,000	4,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	40,000	40,000	40,000
Common stock, issued shares	9,411	8,094	8,094
Common stock, outstanding shares	9,411	8,094	8,094
Treasury stock, shares	11	11